DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 10:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item representing the ineffective portion of the derivative, if any, is recognized in financial income (expense) in the period of change.

The Company entered into option and forward contracts to hedge a portion of anticipated New Israeli Shekel ("NIS"), Indian Rupee ("INR") and Philippine peso ("PHP") payroll and benefit payments as well as facilities related payments. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured in fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income (loss) and reclassified as payroll expenses, facility expenses or finance expenses, respectively, at the time that the hedged income/expense is recorded.

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2018	2017	2018	2017
Option contracts to hedge payroll
expenses ILS	$73,950	$4,000	$(2,566)	$46
expenses INR	40,391	17,800	807	232
Option contracts to hedge facility expenses ILS	5,200	-	(137)	-
expenses INR	3,874	1,846	80	19
Forward contracts to hedge payroll
expenses ILS	53,500	30,000	(1,926)	947
expenses INR	-	400	-	6
expenses PHP	4,452	-	187	-
Forward contracts to hedge facility expenses PHP	628	-	28	-

	$181,995	$54,046	$(3,527)	$1,250

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of two years. As of December 31, 2018, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income to earnings during the next twenty-four months.

The fair value of the Company's outstanding derivative instruments at December 31, 2018 and 2017 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2018	2017
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$888	$297
Foreign exchange forward contracts	Prepaid expenses and other current assets	$214	$953

Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	$(2,703)	$-
Foreign exchange forward contracts	Accrued expenses and other liabilities	$(1,926)	$-

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2018, 2017 and 2016 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year ended December 31,
	2018	2017	2016
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(6,059)	$3,317	$(202)
Option contracts	(2,571)	3,504	802

	$(8,630)	$6,821	$600

Derivatives in foreign exchange cash flow hedging relationships:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year ended December 31,
	Statements of income line item	2018	2017	2016

Option contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and discontinued operations	$66	$(2,429)	$(132)
Forward contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	4,715	(3,157)	-

		$4,781	$(5,586)	$(132)